Expense Example - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2030 Fund - Fidelity Freedom Blend 2030 Fund	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579